General and Administrative	12 Months Ended
Dec. 31, 2022
General and Administrative [Abstract]
GENERAL AND ADMINISTRATIVE

NOTE 10 - GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2022	2021	2020

Payroll and related expenses	$1,845	$1,508	$1,563
Share-based payment	323	411	1,162
Professional services	1,451	1,133	555
Travel expenses	115	48	26
Rent and office maintenance	118	130	120
Depreciation	20	11	67
Marketing and others	393	75	7
	$4,265	$3,316	$3,500